Income Taxes (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2024 SGD ($)
Income Taxes [Line Items]
Taxable income
Net operating loss carryforward	$ 59,500,000				$ 41,600,000
Percentage of future taxable income for unlimited years	80.00%	80.00%	80.00%
Net deferred tax assets	$ 600,000				700,000
Changes in valuation allowance for deferred tax assets	5,975,615				4,453,153
Uncertain tax positions
PRC [Member]
Income Taxes [Line Items]
Deferred tax asset allowance, percentage	100.00%	100.00%	100.00%
Net deferred tax assets	$ 181				19
Color Star Ohio [Member]
Income Taxes [Line Items]
Taxable income
Federal statutory income tax rate	21.00%	21.00%	21.00%
Effective tax rate	21.00%	21.00%	21.00%
Color Star Hainan [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	25.00%	25.00%	25.00%
Effective tax rate	15.00%	15.00%	15.00%
Color Metaverse [Member]
Income Taxes [Line Items]
Effective tax rate	50.00%	50.00%	50.00%
Foreign statutory income tax rate	17.00%	17.00%	17.00%
Taxable income	$ 8,000		$ 10,000
Taxable income exempted from income tax	$ 100,000							$ 190,000
Color Star DMCC’s [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	9.00%	9.00%	9.00%
Taxable income	$ 100,000	د.إ 375,000
Taxable income exempted from income tax	$ 100,000						د.إ 375,000
Model Queen [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%
CACM [Member]
Income Taxes [Line Items]
Taxable income
Federal statutory income tax rate	21.00%	21.00%	21.00%
State effective tax	7.30%	7.30%	7.30%
Effective tax rate	26.80%	26.80%	26.80%
Net operating loss carryforward	$ 2,200,000				$ 2,600,000
Deferred tax asset allowance, percentage	100.00%	100.00%	100.00%
Corporate income tax [Member] | Color Metaverse [Member]
Income Taxes [Line Items]
Effective tax rate	75.00%	75.00%	75.00%
DMCC [Member]
Income Taxes [Line Items]
Deferred tax asset allowance, percentage					100.00%
Maximum [Member]
Income Taxes [Line Items]
Changes in valuation allowance for deferred tax assets					$ 1,522,462	1,985,219
Maximum [Member]
Income Taxes [Line Items]
Changes in valuation allowance for deferred tax assets					4,453,153	$ 2,467,934
United Arab Emirates operations [Member]
Income Taxes [Line Items]
Net deferred tax assets	$ 5,400,000				3,700,000
Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 726				$ 77